Organization and nature of operations (Details Narrative) - USD ($)			12 Months Ended
	Feb. 11, 2022	Dec. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock issued during period new shares issues	16,000,000			16,000,000
Shares issued price per share	$ 2.50
Stock issued during period new value issues			$ 40,000,000	$ 3,937,500
Private Placement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock issued during period new shares issues	16,000,000
Stock issued during period new value issues	$ 40,000,000
Property plant and equipment	$ 29,800,000
Shareholders [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock issued during period new shares issues		20,000,000
Shares issued price per share		$ 2.50